AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                      WITH REPORT OF INDEPENDENT AUDITORS

                               FOR THE YEAR ENDED
                                DECEMBER 31, 1997

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                               FOR THE YEAR ENDED
                                DECEMBER 31, 1997







                                    CONTENTS




Report of Independent Auditors.............................................    1
Statement of Assets, Liabilities and Partners' Capital.....................    2
Statement of Operations....................................................    3
Statement of Changes in Partners' Capital - Net Assets.....................    4
Notes to Financial Statements..............................................    5
Proxy Results (Unaudited) .................................................   13
Schedule of Portfolio Investments..........................................   14
Schedule of Securities Sold, Not Yet Purchased.............................   21
Schedule of Written Options................................................   23

                         REPORT OF INDEPENDENT AUDITORS

To the Partners of
Augusta Partners, L.P.


We have audited the accompanying statement of assets, liabilities and partners' capital of Augusta Partners, L.P., including the schedules of portfolio investments, securities sold, not yet purchased, and written options, as of December 31, 1997, and the related statements of operations and changes in partners' capital - net assets for the year ended December 31, 1997. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Augusta Partners, L.P. at December 31, 1997, the results of its operations, and the changes in its partners' capital - net assets for the year ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                           s/s/Ernst & Young LLP
                                                           [GRAPHIC OMITTED]



New York, New York
February 9, 1998

                                       1

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                              DECEMBER 31, 1997
ASSETS

Cash                                                               $ 13,338
Investments in securities, at market
         (identified cost - $120,285)                               139,951
Due from broker                                                      16,612
Due from affiliate                                                        7
Dividends receivable                                                     69
Interest receivable                                                     142
Organizational costs (net of accumulated amortization of $183)          508
Other assets                                                             35
                                                                   --------
                  Total assets                                      170,662
                                                                   --------

LIABILITIES

Securities sold, not yet purchased - at market
  (proceeds of sales - $20,498)                                      20,097
Outstanding options written, at value
  (premiums received - $4,386)                                        8,076
Withdrawals payable                                                  13,227
Dividends payable on securities sold, not yet purchased                  54
Management fee payable                                                  111
Accrued expenses                                                        331
                                                                   --------
                  TOTAL LIABILITIES                                  41,896
                                                                   --------
                       NET ASSETS                                  $128,766
                                                                   ========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                         $81,463
Accumulated net investment loss                                        (923)
Accumulated net realized gain on investments                         31,849
Accumulated net unrealized appreciation on investments and
         foreign currency transactions                               16,377
                                                                   --------

                  Partners' Capital - Net Assets                   $128,766
                                                                   ========


The accompanying notes are an integral part of these financial statements.

Augusta Partners, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                  YEAR ENDED
                                                               DECEMBER 31, 1997
INVESTMENT INCOME
  Interest                                                         $  1,178
  Dividends                                                             534
                                                                   --------
                                                                      1,712
                                                                   --------
EXPENSES
  OPERATING EXPENSES:
     Management fee                                                   1,240
     Professional fees                                                  331
     Administration fees                                                181
     Amortization of organizational costs                               138
     Insurance expense                                                   77
     Custodian fees                                                      61
     Individual General Partners' fees and expenses                      27
     Miscellaneous                                                       25
                                                                   --------
                                                                      2,080
  INTEREST EXPENSE                                                       91
  DIVIDENDS ON SECURITIES SOLD, NOT YET PURCHASED                       160
                                                                   --------
       TOTAL EXPENSES                                                 2,331
                                                                   --------
       NET INVESTMENT LOSS                                             (619)
                                                                   --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  REALIZED GAIN (LOSS) ON INVESTMENTS:
     Investment securities                                           24,259
     Futures transactions                                              (643)
     Purchased options                                               (3,327)
     Written options                                                  1,045
     Short sales                                                      1,963
                                                                   --------
       NET REALIZED GAIN ON INVESTMENTS                              23,297
                                                                   --------

  NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                                7,585
                                                                   --------
       NET REALIZED AND UNREALIZED GAIN                              30,882
                                                                   --------

       INCREASE IN PARTNERS' CAPITAL DERIVED FROM
          INVESTMENT ACTIVITIES                                    $ 30,263
                                                                   ========

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                 PERIOD FROM
                                                               SEPTEMBER 4, 1996
                                                               (COMMENCEMENT OF
                                                  YEAR ENDED    OPERATIONS) TO
                                                 DECEMBER 31,    DECEMBER 31,
                                                     1997           1996
FROM INVESTMENT ACTIVITIES

   Net investment loss                           $   (619)       $   (304)
   Net realized gain on investments                23,297           8,552
   Net change in unrealized appreciation on
     investments and foreign currency
     transactions                                   7,585           8,792
                                                 --------        --------
     INCREASE IN PARTNERS' CAPITAL DERIVED
       FROM INVESTMENT ACTIVITIES                  30,263          17,040

PARTNERS' CAPITAL TRANSACTIONS

   Capital contributions                                0         100,055
   Syndication costs                                    0             (50)

   Capital withdrawals - General Partner           (9,573)              0
   Capital withdrawals - Limited Partners          (8,969)              0
                                                 --------        --------
     INCREASE (DECREASE) IN PARTNERS' CAPITAL
       DERIVED FROM CAPITAL TRANSACTIONS          (18,542)        100,005

     PARTNERS' CAPITAL AT BEGINNING OF PERIOD     117,045               0
                                                 --------        --------
     PARTNERS' CAPITAL AT END OF PERIOD          $128,766        $117,045
                                                 ========        ========





The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS -  DECEMBER 31, 1997
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Limited Partnership Agreement (the "Agreement"), as amended and restated on July 16, 1996, and as further amended October 29, 1997 (see Proxy Results on page 13). The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in bonds, options and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four "Individual General Partners" and a "Manager." The Manager is Augusta Management, L.L.C. whose principal members are CIBC Oppenheimer Corp. (formerly Oppenheimer & Co., Inc.) and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under CIBC Oppenheimer Corp.'s ("CIBC Opco") supervision.

         The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

         a.   PORTFOLIO VALUATION

         Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

         values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and nonhedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions.

         b.   ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60 month period beginning with the commencement of operations, September 4, 1996.

         c.   INCOME TAXES

         No federal, state or local income taxes will be provided on the profits of the Partnership since the partners are individually liable for their share of the Partnership's income.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC Opco provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC Opco a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the year ended December 31, 1997, CIBC Opco earned $15,260 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

         cumulative net profits with respect to such limited partner through the close of any prior period. During the year ended December 31, 1997, Incentive Allocations to the General Partner were $9,373,135.

         Each Independent Individual General Partner, who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 1997, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $26,587. One Individual General Partner, who is an "interested person" of the Partnership, holds a limited partnership interest in the Partnership.

         Morgan Stanley Trust Company serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership, and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 1997, amounted to $749,741,873 and $749,053,592, respectively.

         At December 31, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1997, accumulated net unrealized appreciation on investments, options, and securities sold, not yet purchased, was $16,377,339, consisting of $23,550,104 gross unrealized appreciation and $7,172,765 gross unrealized depreciation.

         Due from broker primarily represents receivables and payables from unsettled security trades and short sales.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

         satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 1997, the Partnership did not have any margin borrowings outstanding. For the year ended December 31, 1997, the average daily amount of such borrowings was $1,338,430.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At December 31, 1997, the Partnership had no spot currency, futures or forward contracts outstanding.

         Securities sold, not yet purchased represent obligations of the Partnership to deliver the specified security and thereby creates a liability to purchase the security in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased, may exceed the amount recognized in the statement of assets, liabilities and partners' capital.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         Transactions in purchased options were as follows:

                                                                                    CROSS CURRENCY, INDEX
                                                     CALL OPTIONS                      AND  PUT OPTIONS
                                           ------------------------------      --------------------------------
                                              NUMBER                              NUMBER
                                           OF CONTRACTS         COST           OF CONTRACTS            COST
                                           ------------      ------------      ------------        ------------
              Beginning balance                 3,605        $  1,322,627              452         $    929,256
              Options purchased                35,045          16,160,917          890,701           30,111,088
              Options closed                 ( 34,750)        (15,567,537)        (432,052)         (24,294,007)
              Expired options                (  3,150)        ( 1,068,445)        (119,101)         ( 2,003,337)
                                             --------        ------------         --------         ------------
              Options outstanding at
               December 31, 1997                  750        $    847,562          340,000         $  4,743,000
                                             ========        ============         ========         ============

         Transactions in written options were as follows:

                                                                                      CROSS CURRENCY AND
                                                     CALL OPTIONS                         PUT OPTIONS
                                           ------------------------------      --------------------------------
                                              NUMBER          AMOUNT OF           NUMBER            AMOUNT OF
                                           OF CONTRACTS        PREMIUM         OF CONTRACTS           PREMIUM
                                           ------------      ------------      ------------        ------------
              Beginning balance                    --        $          0                --        $          0
              Options written                  27,500          12,646,991           447,075          13,594,003
              Options closed                 ( 22,320)        (11,696,897)         (112,575)       ( 7,734,924)
              Expired options                (  4,055)        (   773,437)         ( 64,500)       ( 1,650,079)
                                             --------        ------------          --------        ------------
              Options outstanding at
               December 31, 1997                1,125        $    176,657           270,000        $  4,209,000
                                             ========        ============         =========        ============

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                            NET GAINS / (LOSSES)
                                                             FOR THE YEAR ENDED
                                                              DECEMBER 31, 1997
                                                            --------------------
           Equity securities                                   $   30,419,179
           Equity options                                       (   2,095,133)
           Equity index options                                 (     422,164)
           Cross currency options                                   7,751,138
           Written options                                      (   3,349,799)
           Fixed income securities                                    367,040
           Futures                                              (     643,313)
           FOREIGN SECURITIES:
               Equities                                         (   1,284,978)
               Bonds                                                  140,004
                                                               --------------
                                                               $   30,881,974
                                                               ==============

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                                                AVERAGE MARKET VALUE
                                                       MARKET VALUE AT           FOR THE YEAR ENDED
                                                      DECEMBER 31, 1997           DECEMBER 31, 1997
                                                      -----------------       ---------------------
        ASSETS:
           Equity options                               $   796,875                  $1,564,893
           Equity index options                           1,487,500                   1,202,112
           Cross currency options                        12,085,618                   1,285,413

       LIABILITIES:
           Written options                              (8,075,806)                 ( 1,016,592)

         Average market values presented above are based upon month-end market value during the year ended December 31, 1997.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------


     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for each period:

                                                                                  SEPTEMBER 4, 1996
                                                                                  (COMMENCEMENT OF
                                                         YEAR ENDED                OPERATIONS) TO
                                                      DECEMBER 31, 1997           DECEMBER 31, 1996
                                                      -----------------           -----------------
           Ratio of net investment loss to
               average net assets                          (0.48%)                      (0.83%)*
           Ratio of operating expenses to
               average net assets                           1.61%                        2.27%*
           Ratio of interest expense to
               average net assets                           0.07%                        0.01% *
           Ratio of dividends on securities
               sold, not yet purchased
               to average net assets                        0.12%                        0.06%*
           Total return                                    25.94%***                    17.20% ***
           Portfolio turnover rate                           627%                         215%
           Average commission rate paid                   $0.0527**                    $0.0569**
           Average debt ratio                               1.04%                        0.28%


         *    Annualized.
         ** Average commission rate paid on purchases and sales of investment securities held long.
         *** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

     9.  SUBSEQUENT EVENT

         Effective January 1, 1998, the Partnership received additional Limited Partner capital contributions of approximately $9,390,000.

AUGUSTA PARTNERS, L.P.

PROXY RESULTS (UNAUDITED) -  DECEMBER 31, 1997
--------------------------------------------------------------------------------


         On September 30, 1997, a Special Meeting of the Partners of the Partnership was held to approve a proposed amendment to the Limited Partnership Agreement which authorized the Manager to continue to provide investment advice and management to the Partnership upon the consummation of the acquisition of Oppenheimer & Co., Inc. by CIBC Wood Gundy Securities Corp. A total of 298 Partners, representing $92,619,035 of the interests in the Partnership and 67.7% of the votes eligible to be cast at the Special Meeting, voted to approve the amended Limited Partnership Agreement as follows:


                     FOR                   AGAINST                 ABSTAIN
                 ----------                -------                ---------
                 89,949,651                479,120                2,190,264

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                             DECEMBER 31, 1997
SHARES                                                         MARKET VALUE

                 COMMON STOCKS - 92.21%

                   APPAREL MANUFACTURERS - 1.36%
 50,000              Tommy Hilfiger Corp.  *             (a)   $  1,756,250
                                                               ------------

                   APPLICATIONS SOFTWARE - 0.72%
 80,000              Clarify, Inc.  *                               930,000
                                                               ------------

                   CABLE & OTHER PAY TELEVISION
                     SERVICES - 2.24%
100,000              US West Media Group  *                       2,887,500
                                                               ------------

                   CHEMICALS - DIVERSIFIED - 2.28%
 70,000              Monsanto Co.                                 2,940,000
                                                               ------------

                   COMMERCIAL BANKS - 1.59%
 75,000              MBNA Corp.                                   2,048,475
                                                               ------------

                   COMPUTERS - INTEGRATED SYSTEMS - 1.42%
120,000              FORE Systems, Inc.  *                        1,830,000
                                                               ------------

                   COMPUTERS - MAINFRAME - 1.08%
100,000              Unisys Corp.                                 1,387,500
                                                               ------------

                   COMPUTERS - MICRO - 1.24%
 80,000              Sequent Computer Systems, Inc.  *            1,600,000
                                                               ------------

                   COMPUTER SOFTWARE - 3.74%
 10,000              BMC Software, Inc.  *                          656,250
130,000              Compuware Corp.  *                  (b)      4,160,000
                                                               ------------
                                                                  4,816,250
                                                               ------------

                   FINANCE - OTHER SERVICES - 1.54%
50,000               Newcourt Credit Group, Inc., F/P Rights      1,652,667
10,000               Newcourt Credit Group, Inc.                    334,377
                                                               ------------
                                                                  1,987,044
                                                               ------------



The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                             DECEMBER 31, 1997
                                                               MARKET VALUE
SHARES
                 COMMON STOCKS -  (CONTINUED)
                   FINANCIAL SAVINGS & LOANS/THRIFTS - 6.99%
 25,000              H. F. Ahmanson & Co.                      $  1,673,450
 25,000              Coast Savings Financial, Inc.       (a)      1,714,075
100,000              Empire Federal Bancorp, Inc.                 1,712,500
100,000              FirstFed America Bancorp, Inc.  *   (a)      2,187,500
 25,000              First Federal Bancshares of AK, Inc.           593,750
 30,000              Ocean Financial Corp.                        1,117,500
                                                               ------------
                                                                  8,998,775
                                                               ------------
                   GOLF - 0.11%
 5,000               Callaway Golf Co.                              142,815
                                                               ------------

                   HEALTH CARE COST CONTAINMENT - 4.27%
110,000              American Oncology Resources, Inc.  *         1,760,000
575,000              Medaphis Corp.  *                            3,737,500
                                                               ------------
                                                                  5,497,500
                                                               ------------

                   HOTELS & MOTELS - 0.53%
 35,000              La Quinta Inns, Inc.                           675,955
                                                               ------------

                   INTERNET SOFTWARE - 0.72%
180,000              PSINet, Inc.  *                                922,500
                                                               ------------

                   INVESTMENT COMPANIES - 1.43%
 65,000              Tele-Communications TCI
                       Ventures Group, Class A  *                 1,840,345
                                                               ------------

                   LIFE/HEALTH INSURANCE - 1.00%
 55,000              ESG Re Limited  *                            1,292,500
                                                               ------------

                   MACHINES/TOOLS & RELATED PRODUCTS - 0.57%
 28,200              Cincinnati Milacron, Inc.                      731,452
                                                               ------------



The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                             DECEMBER 31, 1997
                                                               MARKET VALUE
SHARES
                 COMMON STOCKS -  (CONTINUED)
                   MEDICAL - BIOMEDICAL/GENE - 3.21%
 45,000              BioChem Pharmaceutical, Inc.  *           $    939,375
 45,000              Centocor, Inc.  *                            1,496,250
 70,000               Myriad Genetics, Inc.  *                    1,697,500
                                                               ------------
                                                                  4,133,125
                                                               ------------

                   MEDICAL - HOSPITALS - 2.07%
 90,000              Columbia/HCA Healthcare Corp.       (a)      2,666,250
                                                               ------------

                   METAL - ALUMINUM - 1.40%
 30,000              Reynolds Metals Co.                          1,800,000
                                                               ------------

                   OIL COMPANY - EXPLORATION &
                     PRODUCTION - 2.11%
125,000              Hurricane Hydrocarbons Ltd.,  Class A  *       969,588
 60,000              Triton Energy Ltd.                           1,751,280
                                                               ------------
                                                                  2,720,868
                                                               ------------

                   OIL FIELD MACHINERY & EQUIPMENT - 3.65%
 45,000               Camco International, Inc.                   2,865,960
 30,000               Cooper Cameron Corp.  *                     1,830,000
                                                               ------------
                                                                  4,695,960
                                                               ------------

                   OIL & GAS DRILLING - 6.24%
 75,000              Nabors Industries, Inc.  *                   2,371,875
125,000              Noble Drilling Corp.   *      (a) & (b)      3,828,125
 75,000              Precision Drilling Corp.  *                  1,828,125
                                                               ------------
                                                                  8,028,125
                                                               ------------

                   PRIVATE CORRECTIONS - 6.48%
225,000              Corrections Corporation of America* (a)     8,339,175

                   PUBLISHING - NEWSPAPERS - 1.42%
 34,000              Dow Jones & Co., Inc.               (a)      1,825,392



The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                            DECEMBER 31, 1997
                                                              MARKET VALUE
SHARES
                 COMMON STOCKS -  (CONTINUED)
                   PUBLISHING - PERIODICALS - 1.43%
 80,000              The Petersen Companies, Inc., Class A*    $  1,840,000
                                                               ------------

                   RACETRACKS - 1.08%
 56,000              Speedway Motorsports, Inc.  *                1,389,528
                                                               ------------

                   REAL ESTATE INVESTMENT TRUST -
                     DIVERSIFIED - 1.73%
 50,000              CCA Prison Realty Trust                      2,231,250
                                                               ------------

                   REAL ESTATE INVESTMENT TRUST -
                     REGIONAL MALLS - 0.92%
 70,000              Westfield America, Inc.                      1,190,000
                                                               ------------

                   REAL ESTATE INVESTMENT TRUST -
                     SHOPPING CENTERS - 2.73%
 75,000              Vornado Realty Trust                (a)      3,520,350
                                                               ------------

                   RENTAL AUTO/ EQUIPMENT - 0.93%
 50,000              Leasing Solutions, Inc.  *                   1,193,750
                                                               ------------

                   RETAIL - BUILDING PRODUCTS - 1.20%
 80,000              Eagle Hardware & Garden, Inc.  *             1,550,000
                                                               ------------

                   RETAIL - CONSUMER ELECTRONICS - 1.05%
 35,000              Tandy Corp.                                  1,349,687
                                                               ------------

                   RETAIL - DEPARTMENT STORE - 3.51%
100,000              Sears, Roebuck & Co.                         4,525,000
                                                               ------------

                   RETAIL - JEWELRY - 0.98%
 65,000              Claire's Stores, Inc.                        1,263,470
                                                               ------------

                   RETAIL - RESTAURANTS - 1.93%
 50,000              Foodmaker, Inc.  *                             753,125
 60,000              Outback Steakhouse, Inc.  *                  1,725,000
                                                               ------------
                                                                  2,478,125
                                                               ------------


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                            DECEMBER 31, 1997
                                                              MARKET VALUE
SHARES
                 COMMON STOCKS -  (CONTINUED)
                   RETIREMENT/AGED CARE - 1.24%
100,000              ARV Assisted Living, Inc.  *              $  1,600,000
                                                               ------------

                   SATELLITE TELECOMMUNICATIONS - 1.69%
 80,000              ICG Communications, Inc.  *                  2,180,000
                                                               ------------

                   STEEL - PIPE & TUBE - 1.34%
100,000              NS Group, Inc.                               1,725,000
                                                               ------------

                   TELECOMMUNICATIONS EQUIPMENT - 1.58%
 70,000              Associated Group, Inc., Class B   *          2,038,750
                                                               ------------

                   TELECOMMUNICATIONS SERVICES - 1.01%
 75,000              MetroNet Communications Corp., Class B *     1,303,125
                                                               ------------

                   TELEPHONE - LONG DISTANCE - 7.18%
127,500              MCI Communications Corp.            (b)      5,458,658
125,000              WorldCom, Inc.  *                   (a)      3,781,250
                                                               ------------
                                                                  9,239,908
                                                               ------------

                   TELEVISION - 1.27%
 35,000              Sinclair Broadcast Group, Inc., Class A*     1,631,875
                                                               ------------

                     TOTAL COMMON STOCKS (COST $108,723,947)    118,743,574
                                                               ============

                 PREFERRED STOCKS - 1.31%
                   SATELLITE TELECOMMUNICATIONS - 1.31%
 20,000              Globalstar Telecommunications. Ltd., 6.5%,
                       03/01/06, PRF Conv., $30.80                1,685,000
                                                               ------------


                     TOTAL PREFERRED STOCKS (COST $1,213,750)     1,685,000
                                                               ============



The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                             DECEMBER 31, 1997
 FACE                                                          MARKET VALUE
AMOUNT
                 BONDS - 4.00%
                   TELECOMMUNICATIONS SERVICES - 4.00%
$ 4,500,000          NTL Inc., 7.25%, 04/15/05, Conv., $27.56  $  5,152,500
                                                               ------------

                     TOTAL BONDS (COST $4,756,191)                5,152,500
                                                               ============

NUMBER OF
CONTRACTS
                 CALL OPTIONS - 0.62%
                   CHEMICALS - DIVERSIFIED - 0.62%
    750              Monsanto Co., 01/17/99, $40.00                 796,875
                                                               ------------

                     TOTAL CALL OPTIONS (COST $847,562)             796,875
                                                               ============

                 CROSS CURRENCY OPTIONS - 9.39%
 30,000              OTC USD Call/YEN Put-KO, 09/04/98,
                        Strike-114.50/118.00 USD/YEN,
                        Notional 30,000,000  USD                  2,489,461
 30,000              OTC USD Call/YEN Put-KO, 09/04/98,
                        Strike-114.50/118.20 USD/YEN,
                        Notional 30,000,000  USD                  2,467,140
 30,000              OTC USD Call/YEN Put-KO, 11/10/98,
                        Strike-120.00/120.00 USD/YEN,
                        Notional 30,000,000  USD                  1,583,284
 30,000              OTC USD Call/YEN Put-KO, 11/16/98,
                        Strike-125.00/122.00 USD/YEN,
                        Notional 30,000,000  USD                  1,045,235
 30,000              OTC USD Call/YEN Put-KO, 11/16/98,
                        Strike-125.00/122.50 USD/YEN,
                        Notional 30,000,000  USD                  1,005,795
 30,000              OTC USD Call/YEN Put-KO, 11/19/98,
                        Strike-125.00/123.00 USD/YEN
                        Notional 30,000,000  USD                    955,953



The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                            DECEMBER 31, 1997
NUMBER OF                                                     MARKET VALUE
CONTRACTS
                 CROSS CURRENCY OPTIONS - (CONTINUED)
 30,000              OTC USD Call/YEN Put-KO, 11/19/98,
                        Strike-125.00/123.00 USD/YEN,
                        Notional 30,000,000  USD               $    903,750
 30,000              OTC USD Call/YEN Put-KO, 11/19/98,
                        Strike-125.00/123.50 USD/YEN,
                        Notional 30,000,000  USD                    948,750
 30,000              OTC USD Call/YEN Put-KO, 12/02/98,
                        Strike-125.00/125.50 USD/YEN,
                        Notional 30,000,000  USD                    686,250
                                                               ------------

                     TOTAL CROSS CURRENCY OPTIONS
                       (COST $4,155,000)                         12,085,618
                                                               ============

                  EQUITY INDEX OPTION - 1.16%
 70,000                Bank Basket, 03/04/98, Strike - $100.00,
                        Notional 7,000,000 USD                    1,487,500
                                                               ------------

                     TOTAL EQUITY INDEX OPTION (COST $588,000)    1,487,500
                                                               ============


                     TOTAL INVESTMENTS
                       (COST $120,284,450) - 108.69%            139,951,067
                                                               ============

                     OTHER ASSETS, LESS LIABILITIES - (8.69%)   (11,184,594)
                                                               ------------

                     NET ASSETS - 100.00%                      $128,766,473
                                                               ============








(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold short.
(b) Partially held in a pledged account by the Custodian as collateral for open covered calls.
*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                            DECEMBER 31, 1997
                                                              MARKET VALUE
SHARES
                 SHORT COMMON STOCK - (15.61%)
                   ATHLETIC FOOTWEAR - (1.06%)
 35,000              Nike, Inc., Class B                       $ (1,367,205)
                                                               ------------

                   AUTO - TRUCK TRAILERS - (0.22%)
 10,000              Wabash National Corp.                         (284,380)
                                                               ------------

                   COMMERCIAL BANKS - (2.55%)
100,000              Synovus Financial Corp.                     (3,275,000)
                                                               ------------

                   COMMERCIAL SERVICES - (0.35%)
 40,000              TeleTech Holdings, Inc.                       (455,000)
                                                               ------------

                   DISPOSABLE MEDICAL PRODUCTS - (0.99%)
 22,500               Safeskin Corp.                             (1,276,875)
                                                               ------------

                   DIVERSIFIED MANUFACTURING OPERATIONS - (1.14%)
 50,000              CBS Corp.                                   (1,471,875)
                                                               ------------

                   FOOD - (1.16%)
 30,000              Kellogg Co.                                 (1,488,750)
                                                               ------------

                   FOOD - RETAIL - (0.68%)
 20,000              Winn-Dixie Stores, Inc.                       (873,760)
                                                               ------------

                   HEALTH CARE COST CONTAINMENT - (0.34%)
 15,000              Access Health, Inc.                           (440,625)
                                                               ------------

                   MACHINERY - CONSTRUCTION & MINING - (1.13%)
 30,000              Caterpillar, Inc.                           (1,455,000)
                                                               ------------

                   MEDICAL - BIOMEDICAL/GENE - (0.31%)
 15,000              Organogenesis, Inc.                           (403,125)
                                                               ------------

                   MEDICAL - HMO - (0.35%)
 30,000              PHP Healthcare Corp.                          (451,890)
                                                               ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                            DECEMBER 31, 1997
                                                              MARKET VALUE
SHARES
                 SHORT COMMON STOCK - CONTINUED
                   MEDICAL LASER SYSTEMS - (0.43%)
 52,400              ThermoLase Corp.                          $   (550,200)
                                                               ------------

                   OIL FIELD MACHINERY & EQUIPMENT - (0.41%)
 15,000              Dril-Quip, Inc.                               (526,875)
                                                               ------------

                   PHARMACY SERVICES - (0.60%)
 25,000             Omnicare, Inc.                                 (775,000)
                                                               ------------

                   PHOTO EQUIPMENT & SUPPLIES - (1.16%)
 65,000              Innovex, Inc.                               (1,490,970)
                                                               ------------

                   STEEL - PRODUCERS - (0.38%)
 10,000              Nucor Corp.                                   (483,130)
                                                               ------------

                   TELEPHONE - LOCAL - (2.35%)
 15,000              Ameritech Corp.                             (1,207,500)
 20,000              Bell Atlantic Corp.                         (1,820,000)
                                                               ------------
                                                                 (3,027,500)
                                                               ------------

                     TOTAL SHORT COMMON STOCK
                       PROCEEDS ($20,498,031)                  $(20,097,160)
                                                               ============






The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------

                                                            DECEMBER 31, 1997
NUMBER OF                                                     MARKET VALUE
CONTRACTS
                 WRITTEN CROSS CURRENCY OPTIONS- (6.23%)
 30,000              OTC USD Call/YEN Put, 09/04/98,
                        Strike-125.00 USD/YEN,
                         Notional 30,000,000  USD              $ (1,433,461)
 30,000              OTC USD Call/YEN Put, 09/04/98,
                        Strike-123.80 USD/YEN,
                        Notional 30,000,000  USD                 (1,576,140)
 30,000              OTC USD Call/YEN Put, 11/10/98,
                        Strike-130.00 USD/YEN,
                        Notional 30,000,000  USD                   (974,284)
 30,000              OTC USD Call/YEN Put-KO, 11/16/98,
                        Strike-135.00/122.00 USD/YEN,
                        Notional 30,000,000  USD                   (742,235)
 30,000              OTC USD Call/YEN Put-KO, 11/16/98,
                        Strike-135.00/122.50 USD/YEN,
                        Notional 30,000,000  USD                   (711,795)
 30,000              OTC USD Call/YEN Put-KO, 11/19/98,
                        Strike-135.00/123.00 USD/YEN,
                        Notional 30,000,000  USD                   (736,953)
 30,000              OTC USD Call/YEN Put-KO, 11/19/98,
                        Strike-135.00/123.00 USD/YEN,
                        Notional 30,000,000  USD                   (585,750)
 30,000              OTC USD Call/YEN Put-KO, 11/19/98,
                        Strike-135.00/123.50 USD/YEN,
                        Notional 30,000,000  USD                   (699,750)
 30,000              OTC USD Call/YEN Put-KO, 12/02/98,
                        Strike-135.00/125.50 USD/YEN,
                        Notional 30,000,000  USD                   (563,250)
                                                               ------------

                     TOTAL WRITTEN CROSS CURRENCY
                         OPTIONS - PROCEEDS ($4,209,000)         (8,023,618)
                                                               ------------

                 WRITTEN CALL OPTIONS - (0.04%)
                   COMPUTER SOFTWARE - (0.02%)
300                  Compuware Corp., 02/21/98, $40.00              (35,625)
                                                               ------------


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                            DECEMBER 31, 1997
NUMBER OF                                                     MARKET VALUE
CONTRACTS
                 WRITTEN CALL OPTIONS - (CONTINUED)
                   OIL & GAS DRILLING - (0.01%)
    575              Noble Drilling Corp., 01/17/98, $35.00    $     (7,188)
                                                               ------------

                   TELEPHONE - LONG DISTANCE - (0.01%)
    250              MCI Communications Corp., 04/18/98, $50.00      (9,375)
                                                               ------------

                     TOTAL WRITTEN CALL OPTIONS -
                       PROCEEDS ($176,657)                          (52,188)
                                                               ------------

                     TOTAL OPTIONS WRITTEN -
                       PROCEEDS ($4,385,657)                   $ (8,075,806)
                                                               ------------













The accompanying notes are an integral part of these financial statements.